Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Intangible Assets [Abstract]
Schedule of Intangible Assets

At June 30, 2026 and December 31, 2025, intangible assets consisted of the following:

	Useful Life	June 30, 2026	December 31, 2025
Developed technology	1 Year	$2,230,000	$2,230,000
Trade name	1 Year	22,000	22,000
Software and platform	3 Years	233,449	-
Goodwill		12,808,197	12,808,197
		15,293,646	15,060,197
Less: accumulated amortization		(1,219,833)	(93,833)
		$14,073,813	$14,966,364

At December 31, 2025, intangible assets consisted of the following:

	Useful Life	December 31, 2025
Developed technology	1 Year	$2,230,000
Trade name	1 Year	22,000
Goodwill		12,808,197
		15,060,197
Less: accumulated amortization		(93,833)
		$14,966,364

Schedule of Amortization of Intangible Assets Future Periods

Amortization of intangible assets, excluding software and platform, which have not yet been placed in service as of June 30, 2026, attributable to future periods is as follows:

For the Twelve-month Period Ending June 30:	Amortization Amount
2027	$1,032,167
2028 and thereafter	-
$1,032,167
Amortization of intangible assets attributable to future periods is as follows:
For the Year Ending December 31:	Amortization Amount
2026	$2,158,167
2027 and thereafter	-
$2,158,167